UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jeffrey L. Steele
President
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Copies to:
Julian E. Markham, Esq.
Thompson, O'Donnell
1212 New York Avenue, Suite 1000, NW
Washington, DC 20005
(Counsel for the registrant)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: June 30, 2013

Date of reporting period: September 30, 2012

ITEM 1. Schedule of Investments.

SHARES	SECURITY DESCRIPTION	VALUE($)
	Common Stocks — 99.5%
	Consumer Discretionary — 12.5%
	Auto Components — 2.2%
190	Lear Corp.	7,195
99	TRW Automotive Holdings Corp. (a)	4,328
		11,523
	Automobiles — 0.2%
46	General Motors Co. (a)	1,053
	Internet & Catalog Retail — 0.1%
10	Expedia, Inc.	561
	Media — 7.7%
207	CBS Corp. (Non-Voting), Class B	7,527
472	Comcast Corp., Class A	16,899
242	DISH Network Corp., Class A	7,414
70	Time Warner Cable, Inc.	6,614
47	Time Warner, Inc.	2,139
13	Walt Disney Co. (The)	677
		41,270
	Multiline Retail — 0.8%
117	Macy's, Inc.	4,405
	Specialty Retail — 1.5%
5	AutoZone, Inc. (a)	1,701
109	Home Depot, Inc. (The)	6,573
		8,274
	Total Consumer Discretionary	67,086
	Consumer Staples — 3.1%
	Food & Staples Retailing — 0.5%
33	CVS Caremark Corp.	1,603
29	Walgreen Co.	1,060
		2,663
	Food Products — 2.0%
90	Archer-Daniels-Midland Co.	2,443
18	Campbell Soup Co.	629
164	ConAgra Foods, Inc.	4,534
83	Kraft Foods, Inc., Class A	3,428
		11,034
	Household Products — 0.6%
25	Energizer Holdings, Inc.	1,873
7	Kimberly-Clark Corp.	583
10	Procter & Gamble Co. (The)	686
		3,142
	Total Consumer Staples	16,839
	Energy — 17.5%
	Energy Equipment & Services — 1.0%
7	Ensco plc, (United Kingdom), Class A	398
137	Halliburton Co.	4,608
		5,006
	Oil, Gas & Consumable Fuels — 16.5%
109	Apache Corp.	9,420
232	Chevron Corp.	27,062
40	ConocoPhillips	2,301
167	Denbury Resources, Inc. (a)	2,691
13	EOG Resources, Inc.	1,479
223	Exxon Mobil Corp.	20,375
56	Kinder Morgan, Inc.	2,006
27	Marathon Oil Corp.	790
20	Marathon Petroleum Corp.	1,064
159	Occidental Petroleum Corp.	13,668
22	Peabody Energy Corp.	495
45	Phillips 66	2,094
11	Southwestern Energy Co. (a)	386
153	Valero Energy Corp.	4,847
		88,678
	Total Energy	93,684
	Financials — 27.0%
	Capital Markets — 5.4%
51	Goldman Sachs Group, Inc. (The)	5,777
417	Invesco Ltd.	10,426
303	State Street Corp.	12,729
		28,932
	Commercial Banks — 7.3%
183	Capital Bank Financial Corp., Class A (a) (f) (i)	2,970
16	Comerica, Inc.	500
966	Huntington Bancshares, Inc.	6,669
167	SunTrust Banks, Inc.	4,716
699	Wells Fargo & Co.	24,142
		38,997
	Consumer Finance — 0.5%
19	American Express Co.	1,063
28	Capital One Financial Corp.	1,596
		2,659
	Diversified Financial Services — 5.3%
807	Bank of America Corp.	7,126
652	Citigroup, Inc.	21,342
		28,468
	Insurance — 7.6%
83	ACE Ltd., (Switzerland)	6,298
111	Everest Re Group Ltd., (Bermuda)	11,819
405	MetLife, Inc.	13,956
159	Prudential Financial, Inc.	8,692
12	XL Group plc, (Ireland)	293
		41,058
	Real Estate Investment Trusts (REITs) — 0.9%
76	CBL & Associates Properties, Inc.	1,630
13	Macerich Co. (The)	715
52	Post Properties, Inc.	2,504
		4,849
	Total Financials	144,963
	Health Care — 15.6%
	Biotechnology — 0.9%
64	Celgene Corp. (a)	4,915
	Health Care Equipment & Supplies — 0.9%
81	Covidien plc, (Ireland)	4,807
	Health Care Providers & Services — 6.1%
40	Cigna Corp.	1,906
92	Humana, Inc.	6,433
50	McKesson Corp.	4,259
360	UnitedHealth Group, Inc.	19,966
		32,564
	Pharmaceuticals — 7.7%
472	Merck & Co., Inc.	21,275
260	Mylan, Inc. (a)	6,339
185	Pfizer, Inc.	4,605
167	Valeant Pharmaceuticals International, Inc., (Canada) (a)	9,229
		41,448
	Total Health Care	83,734
	Industrials — 9.5%
	Aerospace & Defense — 2.2%
117	Honeywell International, Inc.	6,967
60	United Technologies Corp.	4,713
		11,680
	Commercial Services & Supplies — 1.9%
177	Tyco International Ltd., (Switzerland)	9,954
	Construction & Engineering — 1.2%
110	Fluor Corp.	6,191
	Machinery — 2.4%
17	Deere & Co.	1,394
9	Illinois Tool Works, Inc.	547
247	PACCAR, Inc.	9,874
13	Parker Hannifin Corp.	1,078
		12,893
	Professional Services — 0.6%
73	Equifax, Inc.	3,405
	Road & Rail —1.2%
77	CSX Corp.	1,596
33	Norfolk Southern Corp.	2,119
25	Union Pacific Corp.	2,926
		6,641
	Total Industrials	50,764
	Information Technology — 10.0%
	Communications Equipment — 1.8%
517	Cisco Systems, Inc.	9,868
	Computers & Peripherals — 1.7%
7	Apple, Inc.	4,831
237	Hewlett-Packard Co.	4,049
		8,880
	Internet Software & Services — 1.2%
9	Google, Inc., Class A (a)	6,640
	Semiconductors & Semiconductor Equipment — 1.5%
91	Broadcom Corp., Class A (a)	3,136
64	KLA-Tencor Corp.	3,063
59	Lam Research Corp. (a)	1,873
		8,072
	Software — 3.8%
13	Citrix Systems, Inc. (a)	1,024
274	Microsoft Corp.	8,160
352	Oracle Corp.	11,072
		20,256
	Total Information Technology	53,716
	Materials — 1.1%
	Chemicals — 0.5%
46	E.I. du Pont de Nemours & Co.	2,323
	Metals & Mining — 0.6%
143	Alcoa, Inc.	1,262
54	Freeport-McMoRan Copper & Gold, Inc.	2,119
		3,381
	Total Materials	5,704
	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
29	Verizon Communications, Inc.	1,328
	Utilities — 3.0%
	Electric Utilities — 2.4%
83	NextEra Energy, Inc.	5,839
163	NV Energy, Inc.	2,936
73	OGE Energy Corp.	4,071
		12,846
	Multi-Utilities — 0.6%
79	PG&E Corp.	3,364
	Total Utilities	16,210
	Total Common Stocks
	(Cost $451,497)	534,028
	Short-Term Investment — 0.5%
	Investment Company — 0.5%
2,757	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l)
	(Cost $2,757)	2,757
	Total Investments — 100.0%
	(Cost $454,254)	536,785
	Other Assets in Excess of Liabilities — 0.0% (g)	9
	NET ASSETS — 100.0%	$536,794

	Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Directors. The Fund owns fair valued securities with a value of approximately $2,970,000 which amounts to 0.6% of total investments.

(g)	Amount rounds to less than 0.1%
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Directors and may be difficult to sell.
(l)	The rate shown is the current yield as of September 30, 2012.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,644
Aggregate gross unrealized depreciation	(4,113)
Net unrealized appreciation/depreciation	$82,531
Federal income tax cost of investments	$454,254

Security Valuations — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on the NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Directors. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Directors. The Fund’s Board and its Audit Committee assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, inc. (“JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan investment Management inc. (“JPMIM” or the “Adviser”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Directors, in accordance with the Fund’s valuation policies.

The VC or Board of Directors, as applicable, primarily employs a market based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Directors may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Directors, the Fund applies fair value pricing on equity securities on a daily basis, except for north American, Central American, south American and Caribbean equity securities held in their portfolios, by utilizing the quotations of an independent pricing service, unless the Fund’s Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Directors, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI") (amounts in thousands):

	Level 1	Level 2	Level 3	Total
	Quoted prices	Other significant observable inputs	Significant unobservable inputs
Investments in Securities
Common Stocks
Consumer Discretionary	$67,086	$–	$–	$67,086
Consumer Staples	16,839	–	–	16,839
Energy	93,684	–	–	93,684
Financials	141,993	–	2,970	144,963
Health Care	83,734	–	–	83,734
Industrials	50,764	–	–	50,764
Information Technology	53,716	–	–	53,716
Materials	5,704	–	–	5,704
Telecommunication Services	1,328	–	–	1,328
Utilities	16,210	–	–	16,210
Total Common Stocks	531,058	–	2,970	534,028
Investment Company	2,757	–	–	2,757
Total Investments in Securities	$533,815	$–	$2,970	$536,785

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

		Balance as of 06/30/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net (amortization) accretion	Purchases1	Sales2	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/12
Investments in Securities
	Common Stocks - Financials	$3,630	$-	$(660)	$-	$-	$-	$-	$-	$2,970

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately ($660,000).

ITEM 2.  Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By           /s/Jeffrey L. Steele
                Jeffrey L. Steele, President and Principal Executive Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Jeffrey L. Steele
               Jeffrey L. Steele, President and Principal Executive Officer

Date: November 28, 2012

 By          /s/Michael W. Stockton
Michael W. Stockton, Principal Financial Officer,
                Senior Vice President and Treasurer

Date: November 28, 2012